Note 4 - Note Payable - Additional Information (Details)	Jun. 30, 2013	Mar. 31, 2013
Note payable issued on January 13, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Note payable issued on January 18, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Note payable issued on January 19, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Note payable issued on January 20, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Note payable issued on July 2, 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%